Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jul. 01, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
SA U.S. Fixed Income Fund
Account Value [Line Items]
Account Value	$ 10,564	$ 10,511	$ 10,424	$ 10,445	$ 10,395	$ 10,352	$ 10,298	$ 10,254	$ 10,212	$ 10,158	$ 10,119	$ 10,077	$ 10,035	$ 9,996	$ 9,975	$ 9,943	$ 9,881	$ 9,881	$ 9,829	$ 9,794	$ 9,752	$ 9,762	$ 9,862	$ 9,913	$ 9,872	$ 9,965	$ 9,903	$ 9,975	$ 10,182	$ 10,244	$ 10,358	$ 10,378	$ 10,389	$ 10,451	$ 10,482	$ 10,492	$ 10,461	$ 10,502	$ 10,492	$ 10,492	$ 10,492	$ 10,502	$ 10,502	$ 10,512	$ 10,512	$ 10,512	$ 10,512	$ 10,512	$ 10,512	$ 10,497	$ 10,477	$ 10,446	$ 10,469	$ 10,459	$ 10,438	$ 10,432	$ 10,422	$ 10,412	$ 10,395	$ 10,375	$ 10,364	$ 10,330	$ 10,310	$ 10,290	$ 10,257	$ 10,237	$ 10,206	$ 10,156	$ 10,136	$ 10,136	$ 10,133	$ 10,113	$ 10,103	$ 10,101	$ 10,081	$ 10,071	$ 10,067	$ 10,067	$ 10,087	$ 10,085	$ 10,105	$ 10,105	$ 10,106	$ 10,096	$ 10,086	$ 10,087	$ 10,077	$ 10,067	$ 10,072	$ 10,062	$ 10,052	$ 10,047	$ 10,067	$ 10,067	$ 10,066	$ 10,076	$ 10,076	$ 10,048	$ 10,058	$ 10,058	$ 10,029	$ 10,029	$ 9,989	$ 10,008	$ 10,027	$ 10,037	$ 10,013	$ 10,013		$ 10,022	$ 10,022	$ 10,022	$ 10,022	$ 10,003	$ 10,013	$ 9,983	$ 10,010	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000
SA Global Fixed Income Fund
Account Value [Line Items]
Account Value	10,704	10,642	10,558	10,606	10,534	10,487	10,439	10,391	10,343	10,307	10,272	10,224	10,176	10,164	10,140	10,116	10,021	10,045	9,985	9,980	9,922	9,910	10,023	10,139	10,069	10,148	10,102	10,217	10,482	10,551	10,713	10,736	10,724	10,840	10,932	10,955	10,886	10,897	10,874	10,863	10,874	10,886	10,886	10,886	10,886	10,874	10,874	10,874	10,863	10,841	10,830	10,773	10,846	10,824	10,790	10,777	10,777	10,810	10,795	10,750	10,706	10,658	10,592	10,581	10,501	10,479	10,435	10,364	10,332	10,321	10,347	10,304	10,304	10,293	10,261	10,261	10,250	10,261	10,314	10,328	10,349	10,338	10,364	10,343	10,300	10,318	10,286	10,254	10,248	10,216	10,195	10,194	10,300	10,322	10,323	10,344	10,334	10,255	10,266	10,255	10,186	10,175	10,101	10,131	10,152	10,152	10,100	10,110		10,100	10,125	10,125	10,146	10,126	10,168	10,074	10,083	10,052	10,010	10,031	9,990	10,000
SA U.S. Core Market Fund
Account Value [Line Items]
Account Value	30,741	29,840	28,491	29,739	28,810	27,316	26,925	25,656	23,606	24,166	25,394	25,764	24,934	23,326	23,254	22,983	22,215	22,712	21,403	22,719	21,567	19,937	21,942	22,864	20,918	22,727	22,770	24,920	24,143	24,834	26,396	25,290	25,425	23,843	25,061	24,421	23,891	23,298	23,282	22,152	21,258	20,776	21,037	20,192	18,220	18,724	19,396	18,059	17,073	16,744	15,911	14,151	16,196	17,650	17,694	17,193	16,597	16,248	15,982	16,287	16,060	14,985	16,066	15,425	15,166	14,642	13,560	14,949	14,663	15,848	15,787	15,198	14,694	14,615	14,195	14,177	14,511	15,016	14,214	14,055	13,588	13,267	12,963	12,905	12,677	12,630	12,467	12,332	12,297	11,854	11,632	11,426	10,948	11,206	11,184	11,179	10,761	10,761	10,590	10,607	9,936	9,903	10,436	10,671	10,638	9,864	10,142	10,775		10,622	10,818	10,693	10,627	10,769	10,180	10,469	10,508	10,243	9,995	10,206	9,800	10,000
SA U.S. Value Fund
Account Value [Line Items]
Account Value	21,040	21,284	20,708	21,734	20,385	19,682	19,555	18,490	17,260	17,942	18,423	18,942	18,144	16,972	17,827	17,616	17,904	18,548	17,491	18,316	17,291	15,347	16,800	17,291	16,301	18,263	17,523	18,610	18,280	18,379	18,682	17,619	18,106	17,405	18,020	17,653	17,695	18,063	17,482	16,850	15,884	14,748	14,713	14,202	12,267	12,435	12,755	12,225	11,863	11,989	11,560	10,248	12,856	14,379	15,018	14,622	14,078	13,790	13,270	13,854	13,702	12,702	13,766	13,310	13,398	13,070	12,031	13,515	13,210	14,112	14,105	13,923	13,377	13,486	13,377	13,355	13,661	14,359	13,668	13,367	12,925	12,747	12,292	12,417	12,206	12,015	12,015	11,929	12,054	11,705	11,547	11,264	10,435	10,617	10,580	10,460	10,115	10,140	10,008	9,776	9,129	9,098	9,770	10,078	10,048	9,314	9,625	10,236		10,254	10,430	10,324	10,136	10,319	9,643	10,125	10,066	9,972	9,923	10,210	9,906	10,000
SA U.S. Small Company Fund
Account Value [Line Items]
Account Value	20,434	20,817	19,879	21,117	20,239	19,384	19,887	18,020	16,630	17,614	18,592	19,193	18,338	16,847	17,289	17,622	18,281	18,498	16,963	17,961	17,119	15,450	16,958	17,498	15,906	17,463	17,260	18,655	18,613	18,389	19,784	18,850	19,318	18,439	19,006	18,628	18,767	18,934	18,711	18,127	17,421	16,075	15,697	14,648	12,787	12,407	12,852	12,352	11,815	11,593	10,909	9,606	12,195	13,492	13,997	13,656	13,235	13,037	12,653	13,391	13,224	12,284	13,432	12,871	13,245	12,627	11,458	13,007	12,806	14,199	14,571	14,048	13,766	13,681	13,012	12,942	12,816	13,404	13,138	13,202	12,797	12,675	11,822	12,093	12,009	11,701	12,009	11,878	11,892	11,780	11,799	11,458	10,248	10,625	10,580	10,421	9,933	10,013	9,897	9,791	9,090	8,988	9,627	10,179	9,937	9,390	9,778	10,305		10,481	10,391	10,228	10,473	10,297	9,668	10,089	9,880	9,853	9,305	9,833	9,406	10,000
SA International Value Fund
Account Value [Line Items]
Account Value	14,097	14,649	14,075	14,224	13,481	13,205	13,343	12,738	11,938	12,594	12,738	13,117	12,522	11,815	12,492	12,092	12,225	12,358	11,456	11,486	10,304	9,625	10,639	10,945	10,698	12,018	11,546	12,166	12,097	12,255	11,900	11,290	12,026	11,710	11,710	11,615	11,701	12,045	11,424	11,252	10,727	10,058	10,125	9,633	8,062	8,305	8,698	8,146	8,146	7,865	7,594	7,173	8,941	9,876	10,381	10,050	9,969	9,635	9,184	9,599	9,888	9,356	10,050	9,762	9,879	9,717	9,058	9,594	9,709	10,594	10,408	10,798	10,506	10,727	11,152	10,798	11,063	11,639	11,037	10,718	10,623	10,459	10,105	10,139	9,673	9,587	9,440	9,310	9,112	9,172	8,827	8,495	8,495	8,360	8,285	8,109	7,689	8,050	8,268	7,832	7,294	7,479	8,226	8,465	8,605	7,946	8,572	9,247		9,338	9,642	9,675	9,156	9,354	8,761	8,844	9,142	9,087	9,317	9,746	9,809	10,000
SA International Small Company Fund
Account Value [Line Items]
Account Value	14,436	14,919	14,107	14,464	13,938	13,749	14,030	13,174	12,150	12,686	13,255	13,669	13,140	12,699	13,309	13,099	12,970	13,343	12,326	12,386	11,045	10,495	11,754	12,444	11,747	13,089	12,980	13,849	13,996	14,226	14,980	14,328	15,148	14,762	15,323	15,028	14,744	14,998	14,545	13,960	13,574	13,115	13,206	12,331	10,829	11,213	11,332	10,610	10,243	10,060	9,439	8,481	10,622	11,692	12,166	11,599	11,320	10,861	10,576	10,850	11,046	10,509	11,197	10,827	10,906	10,643	9,871	10,599	10,714	11,850	11,923	12,117	12,012	12,259	12,368	12,274	12,368	12,934	12,348	12,030	11,945	11,829	11,518	11,463	11,087	10,986	10,680	10,349	10,113	9,962	9,571	9,351	9,529	9,794	9,519	9,534	9,023	9,399	9,351	9,148	8,473	8,531	9,134	9,131	9,131	8,699	9,010	9,409		9,479	9,636	9,534	9,033	9,186	8,639	8,718	8,839	8,934	9,129	9,728	9,673	10,000
SA Emerging Markets Value Fund
Account Value [Line Items]
Account Value	12,659	12,399	12,163	11,868	11,691	11,289	11,632	11,108	10,382	10,881	10,927	11,550	10,847	10,382	10,541	10,394	10,235	10,700	10,054	10,179	8,931	9,074	10,113	10,048	10,070	10,858	10,814	11,372	11,328	11,394	11,372	10,942	11,357	11,410	11,687	11,336	11,857	11,868	11,527	11,081	10,868	10,294	10,294	9,597	8,469	8,417	8,636	8,511	8,093	7,665	7,654	6,861	8,720	9,430	10,202	9,647	9,677	9,340	9,105	9,647	10,066	9,585	10,127	10,045	10,035	10,066	9,442	9,628	9,347	10,210	10,150	10,401	9,969	10,531	11,053	10,913	11,224	11,706	10,742	10,336	10,316	9,949	10,197	9,989	9,473	9,454	9,285	9,246	9,028	8,641	8,185	8,133	8,476	8,319	8,241	8,084	7,614	7,262	7,751	7,575	6,606	6,518	6,988	7,172	7,510	7,027	7,298	8,032		8,747	9,057	9,482	8,651	8,941	8,680	8,776	9,220	9,401	9,467	10,352	10,219	10,000
SA Real Estate Securities Fund
Account Value [Line Items]
Account Value	16,507	16,127	15,305	16,583	16,325	16,036	16,842	15,497	13,874	14,302	15,394	15,925	15,630	14,878	15,542	15,483	15,763	16,752	15,232	16,020	15,115	14,663	16,773	17,828	16,444	17,664	18,541	19,295	18,007	18,774	20,418	18,636	18,875	17,627	18,749	18,383	17,589	17,072	16,933	15,685	14,866	14,500	14,500	14,206	12,944	13,405	13,769	13,793	13,369	13,102	12,895	11,876	14,570	15,661	15,467	15,412	15,679	15,528	15,296	14,680	14,447	14,308	14,180	14,238	13,645	13,552	12,192	13,197	12,593	12,873	13,208	12,850	12,750	12,235	11,810	11,765	11,329	12,235	12,683	12,698	12,361	12,448	12,502	12,502	12,361	12,111	12,187	12,198	12,502	12,100	12,133	11,600	11,830	12,573	12,824	13,275	12,741	11,914	11,662	11,966	10,846	10,888	11,285	11,083	11,144	10,548	10,229	10,898		10,312	10,795	10,826	11,514	11,329	11,761	11,021	10,825	10,614	9,658	10,282	10,000	10,000
SA Worldwide Moderate Growth Fund
Account Value [Line Items]
Account Value	17,252	17,296	16,795	17,193	16,618	16,190	16,220	15,567	14,761	15,171	15,483	15,766	15,284	14,605	14,931	14,775	14,747	15,015	14,280	14,632	13,823	13,105	14,071	14,397	13,823	14,854	14,606	15,324	15,246	15,415	15,676	15,135	15,473	15,085	15,410	15,210	15,185	15,260	14,948	14,536	14,049	13,450	13,437	12,940	11,655	11,762	12,048	11,643	11,357	11,167	10,857	10,071	11,714	12,559	12,905	12,606	12,425	12,199	11,904	12,210	12,255	11,689	12,278	12,006	11,984	11,780	11,078	11,763	11,625	12,313	12,303	12,239	11,953	12,028	12,006	11,900	12,028	12,462	12,028	11,860	11,665	11,510	11,283	11,294	11,057	10,964	10,912	10,820	10,778	10,593	10,407	10,197	9,965	10,045	10,015	9,944	9,611	9,611	9,651	9,500	8,924	8,934	9,399	9,590	9,630	9,120	9,390	9,900	$ 10,000
SA U.S. Fixed Income Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	11,383	11,274	11,087	11,364	11,270	11,432	11,450	11,045	10,578	10,745	11,019	11,089	11,098	11,139	11,259	11,190	10,910	11,193	10,873	10,922	10,537	10,675	11,170	11,487	11,217	11,375	11,315	11,746	12,077	12,233	12,495	12,532	12,492	12,492	12,608	12,626	12,499	12,403	12,370	12,269	12,390	12,605	12,699	12,684	12,563	12,615	12,621	12,719	12,536	12,464	12,394	12,192	12,244	12,036	11,814	11,820	11,826	11,793	11,857	11,562	11,533	11,386	11,193	11,192	10,984	10,986	10,874	10,678	10,615	10,698	10,764	10,698	10,693	10,704	10,630	10,704	10,638	10,737	10,860	10,812	10,829	10,823	10,874	10,781	10,736	10,749	10,667	10,589	10,592	10,523	10,503	10,490	10,738	10,820	10,825	10,836	10,773	10,589	10,590	10,550	10,453	10,378	10,242	10,276	10,305	10,295	10,230	10,244		10,180	10,283	10,306	10,337	10,290	10,377	10,179	10,178	10,109	10,014	10,075	9,972	10,000
SA U.S. Fixed Income Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	11,424	11,360	11,280	11,314	11,272	11,314	11,267	11,139	11,015	10,980	10,983	10,943	10,898	10,944	10,978	10,942	10,780	10,858	10,777	10,755	10,671	10,683	10,816	10,894	10,847	10,916	10,854	10,913	11,079	11,139	11,217	11,240	11,243	11,280	11,290	11,290	11,270	11,286	11,274	11,264	11,264	11,271	11,268	11,258	11,245	11,243	11,241	11,236	11,213	11,186	11,145	11,076	11,044	10,958	10,898	10,871	10,871	10,833	10,838	10,752	10,757	10,696	10,624	10,598	10,528	10,511	10,469	10,389	10,359	10,348	10,355	10,319	10,312	10,310	10,272	10,282	10,266	10,276	10,303	10,299	10,321	10,323	10,335	10,314	10,287	10,291	10,273	10,254	10,249	10,231	10,213	10,206	10,249	10,253	10,242	10,253	10,250	10,190	10,198	10,183	10,147	10,136	10,083	10,097	10,117	10,118	10,089	10,095		10,089	10,091	10,082	10,075	10,053	10,067	10,015	10,043	10,028	10,002	10,009	9,991	10,000
SA Global Fixed Income Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	11,965	11,863	11,762	11,956	11,852	11,940	11,961	11,597	11,213	11,294	11,499	11,517	11,520	11,534	11,590	11,533	11,269	11,463	11,207	11,366	11,061	11,106	11,529	11,890	11,575	11,752	11,788	12,142	12,410	12,586	12,808	12,877	12,781	12,797	12,931	12,962	12,805	12,732	12,709	12,676	12,712	12,947	13,027	12,996	12,922	12,922	12,863	12,964	12,817	12,751	12,714	12,529	12,698	12,544	12,314	12,348	12,370	12,392	12,456	12,172	12,079	11,911	11,738	11,734	11,524	11,513	11,394	11,227	11,170	11,189	11,234	11,204	11,205	11,181	11,139	11,180	11,082	11,103	11,185	11,162	11,144	11,095	11,151	11,048	11,014	11,051	10,988	10,912	10,919	10,826	10,875	10,846	11,024	11,139	11,143	11,150	11,088	10,877	10,827	10,811	10,724	10,615	10,455	10,483	10,477	10,445	10,378	10,405		10,301	10,429	10,475	10,537	10,475	10,534	10,349	10,289	10,190	10,119	10,146	10,021	10,000
SA Global Fixed Income Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	11,640	11,561	11,492	11,535	11,478	11,525	11,490	11,335	11,197	11,161	11,179	11,135	11,085	11,133	11,138	11,097	10,929	11,010	10,908	10,931	10,849	10,832	10,972	11,109	11,016	11,059	11,032	11,104	11,240	11,276	11,344	11,369	11,339	11,390	11,417	11,424	11,390	11,399	11,388	11,381	11,374	11,412	11,416	11,407	11,401	11,399	11,384	11,393	11,374	11,359	11,346	11,328	11,250	11,170	11,097	11,083	11,091	11,080	11,085	10,990	10,973	10,908	10,836	10,817	10,744	10,734	10,696	10,609	10,561	10,536	10,537	10,517	10,515	10,490	10,478	10,483	10,446	10,436	10,464	10,462	10,466	10,451	10,470	10,433	10,407	10,422	10,402	10,373	10,370	10,345	10,341	10,318	10,365	10,385	10,362	10,375	10,372	10,305	10,299	10,298	10,288	10,254	10,180	10,187	10,189	10,188	10,154	10,155		10,129	10,145	10,139	10,140	10,118	10,132	10,079	10,079	10,053	10,029	10,030	10,001	10,000
S A U.S. Core Market Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	31,584	30,621	29,236	30,568	29,613	28,092	27,775	26,374	24,105	24,766	26,009	26,516	25,597	23,957	23,849	23,609	22,988	23,534	22,004	23,382	22,200	20,525	22,632	23,522	21,499	23,477	23,529	25,865	25,046	25,689	27,326	26,304	26,695	25,017	26,206	25,474	25,041	24,429	24,328	23,128	22,346	21,670	21,752	20,818	18,558	18,959	19,682	18,363	17,372	16,979	16,111	14,227	16,498	17,971	17,987	17,488	16,848	16,496	16,213	16,545	16,302	15,231	16,276	15,653	15,426	14,900	13,718	15,125	14,822	16,002	15,975	15,437	14,935	14,836	14,430	14,381	14,676	15,237	14,466	14,322	13,899	13,600	13,280	13,254	13,007	12,892	12,755	12,620	12,609	12,158	11,927	11,701	11,206	11,454	11,436	11,409	10,973	10,949	10,754	10,690	9,987	9,990	10,585	10,803	10,745	9,958	10,254	10,909		10,730	10,917	10,768	10,717	10,829	10,237	10,529	10,531	10,279	10,002	10,215	9,804	10,000
S A U.S. Value Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	31,584	30,621	29,236	30,568	29,613	28,092	27,775	26,374	24,105	24,766	26,009	26,516	25,597	23,957	23,849	23,609	22,988	23,534	22,004	23,382	22,200	20,525	22,632	23,522	21,499	23,477	23,529	25,865	25,046	25,689	27,326	26,304	26,695	25,017	26,206	25,474	25,041	24,429	24,328	23,128	22,346	21,670	21,752	20,818	18,558	18,959	19,682	18,363	17,372	16,979	16,111	14,227	16,498	17,971	17,987	17,488	16,848	16,496	16,213	16,545	16,302	15,231	16,276	15,653	15,426	14,900	13,718	15,125	14,822	16,002	15,975	15,437	14,935	14,836	14,430	14,381	14,676	15,237	14,466	14,322	13,899	13,600	13,280	13,254	13,007	12,892	12,755	12,620	12,609	12,158	11,927	11,701	11,206	11,454	11,436	11,409	10,973	10,949	10,754	10,690	9,987	9,990	10,585	10,803	10,745	9,958	10,254	10,909		10,730	10,917	10,768	10,717	10,829	10,237	10,529	10,531	10,279	10,002	10,215	9,804	10,000
S A U.S. Value Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	26,123	25,952	25,120	26,174	25,024	24,126	23,920	22,699	21,149	21,795	22,575	23,132	22,234	20,946	21,605	21,260	21,133	21,892	20,919	21,816	20,569	18,551	20,302	20,864	19,658	21,429	21,066	22,218	21,541	21,977	22,477	21,063	21,505	20,428	21,217	20,819	20,591	20,684	20,243	19,512	18,383	17,555	17,772	17,092	15,124	15,476	15,870	15,131	14,540	14,496	13,989	12,569	14,879	16,482	16,856	16,393	15,897	15,585	15,025	15,380	15,179	14,163	15,192	14,678	14,549	14,105	13,142	14,505	14,157	14,894	14,846	14,531	13,927	13,903	13,760	13,793	14,095	14,779	14,210	14,012	13,568	13,337	12,962	12,991	12,806	12,643	12,609	12,645	12,733	12,255	12,131	11,838	11,236	11,401	11,382	11,295	10,966	10,831	10,697	10,549	9,871	9,813	10,253	10,396	10,358	9,642	9,877	10,477		10,381	10,625	10,518	10,371	10,531	10,017	10,426	10,404	10,182	10,003	10,191	9,838	10,000
SA U.S. Small Company Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	31,584	30,621	29,236	30,568	29,613	28,092	27,775	26,374	24,105	24,766	26,009	26,516	25,597	23,957	23,849	23,609	22,988	23,534	22,004	23,382	22,200	20,525	22,632	23,522	21,499	23,477	23,529	25,865	25,046	25,689	27,326	26,304	26,695	25,017	26,206	25,474	25,041	24,429	24,328	23,128	22,346	21,670	21,752	20,818	18,558	18,959	19,682	18,363	17,372	16,979	16,111	14,227	16,498	17,971	17,987	17,488	16,848	16,496	16,213	16,545	16,302	15,231	16,276	15,653	15,426	14,900	13,718	15,125	14,822	16,002	15,975	15,437	14,935	14,836	14,430	14,381	14,676	15,237	14,466	14,322	13,899	13,600	13,280	13,254	13,007	12,892	12,755	12,620	12,609	12,158	11,927	11,701	11,206	11,454	11,436	11,409	10,973	10,949	10,754	10,690	9,987	9,990	10,585	10,803	10,745	9,958	10,254	10,909		10,730	10,917	10,768	10,717	10,829	10,237	10,529	10,531	10,279	10,002	10,215	9,804	10,000
SA U.S. Small Company Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	19,719	19,963	19,096	20,460	19,672	18,783	19,473	17,447	15,906	17,026	18,101	18,956	17,918	16,485	16,725	17,010	17,761	18,101	16,307	17,393	16,816	15,207	16,864	17,358	15,735	17,277	17,253	18,937	18,659	18,493	20,197	19,625	20,524	19,691	20,298	19,871	20,534	20,444	20,358	19,670	19,304	18,061	17,337	15,987	13,583	13,236	13,664	13,050	12,622	12,259	11,486	9,992	13,068	14,341	14,835	14,454	13,877	13,559	13,294	13,983	13,841	12,905	14,033	13,573	13,828	13,202	11,789	13,381	13,196	14,769	15,093	14,437	14,222	14,078	13,296	13,201	13,052	13,649	13,336	13,301	12,918	12,808	12,122	12,298	12,200	11,830	12,077	11,957	11,970	11,754	11,644	11,398	10,318	10,816	10,733	10,597	10,013	10,016	9,858	9,664	8,908	8,821	9,636	10,134	9,839	9,304	9,794	10,390		10,549	10,519	10,318	10,554	10,423	9,821	10,157	9,929	9,878	9,325	9,896	9,437	10,000
SA International Value Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	15,056	15,339	14,772	15,178	14,667	14,455	14,430	13,660	12,486	13,056	13,532	14,062	13,594	13,000	13,577	13,217	12,973	13,295	12,312	12,336	11,160	10,600	11,734	12,298	11,684	12,922	12,849	13,764	13,618	13,827	14,534	13,845	14,542	14,163	14,584	14,317	14,209	14,368	13,912	13,480	13,155	12,828	12,952	12,357	10,741	11,171	11,456	10,854	10,567	10,248	9,791	9,110	10,654	11,711	11,958	11,568	11,412	11,036	10,737	11,002	11,123	10,523	11,048	10,755	10,704	10,448	9,742	10,289	10,301	11,215	11,143	11,332	11,091	11,224	11,420	11,184	11,366	11,912	11,381	11,173	11,054	10,902	10,627	10,620	10,307	10,293	9,959	9,732	9,509	9,389	9,115	8,831	8,991	9,180	9,056	9,063	8,627	8,913	8,994	8,716	8,153	8,251	8,866	8,997	9,125	8,503	8,932	9,588		9,462	9,725	9,802	9,386	9,541	9,001	9,041	9,327	9,229	9,390	9,818	9,809	10,000
SA International Value Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	14,034	14,472	13,944	14,164	13,590	13,489	13,511	12,862	11,881	12,393	12,566	12,983	12,456	11,757	12,408	12,011	12,060	12,291	11,393	11,322	10,242	9,655	10,617	10,976	10,683	11,860	11,609	12,256	12,099	12,218	12,136	11,479	12,135	11,883	12,084	11,992	11,978	12,248	11,767	11,512	11,101	10,563	10,616	10,153	8,566	8,896	9,314	8,764	8,728	8,455	8,190	7,755	9,492	10,497	10,879	10,528	10,441	10,075	9,635	10,040	10,253	9,698	10,336	10,048	10,117	9,933	9,249	9,757	9,767	10,517	10,376	10,696	10,391	10,551	10,976	10,702	10,935	11,471	10,925	10,719	10,616	10,528	10,213	10,261	9,911	9,844	9,625	9,457	9,249	9,179	8,921	8,589	8,605	8,635	8,560	8,443	8,022	8,390	8,527	8,186	7,644	7,774	8,413	8,596	8,758	8,111	8,594	9,276		9,201	9,478	9,606	9,182	9,370	8,784	8,936	9,269	9,197	9,382	9,821	9,864	10,000
SA International Small Company Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	15,056	15,339	14,772	15,178	14,667	14,455	14,430	13,660	12,486	13,056	13,532	14,062	13,594	13,000	13,577	13,217	12,973	13,295	12,312	12,336	11,160	10,600	11,734	12,298	11,684	12,922	12,849	13,764	13,618	13,827	14,534	13,845	14,542	14,163	14,584	14,317	14,209	14,368	13,912	13,480	13,155	12,828	12,952	12,357	10,741	11,171	11,456	10,854	10,567	10,248	9,791	9,110	10,654	11,711	11,958	11,568	11,412	11,036	10,737	11,002	11,123	10,523	11,048	10,755	10,704	10,448	9,742	10,289	10,301	11,215	11,143	11,332	11,091	11,224	11,420	11,184	11,366	11,912	11,381	11,173	11,054	10,902	10,627	10,620	10,307	10,293	9,959	9,732	9,509	9,389	9,115	8,831	8,991	9,180	9,056	9,063	8,627	8,913	8,994	8,716	8,153	8,251	8,866	8,997	9,125	8,503	8,932	9,588		9,462	9,725	9,802	9,386	9,541	9,001	9,041	9,327	9,229	9,390	9,818	9,809	10,000
SA International Small Company Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	13,950	14,380	13,767	14,155	13,593	13,575	13,848	12,936	11,773	12,472	13,083	13,555	12,946	12,571	13,132	12,903	12,858	13,177	12,238	12,150	11,082	10,640	12,011	12,609	11,813	13,281	13,368	14,388	14,359	14,510	15,660	15,107	15,960	15,630	16,278	15,798	15,559	15,766	15,434	14,792	14,547	14,267	14,343	13,440	11,903	12,304	12,474	11,690	11,248	11,055	10,375	9,333	11,408	12,665	13,026	12,459	12,177	11,713	11,443	11,729	11,771	11,239	11,798	11,492	11,522	11,273	10,441	11,156	11,255	12,410	12,513	12,589	12,514	12,753	12,799	12,664	12,845	13,361	12,787	12,441	12,246	12,087	11,779	11,687	11,289	11,234	10,826	10,463	10,265	10,078	9,738	9,499	9,767	10,058	9,801	9,878	9,320	9,760	9,744	9,469	8,753	8,718	9,432	9,429	9,433	8,929	9,249	9,687		9,702	9,861	9,816	9,321	9,476	8,899	8,967	9,029	9,007	9,170	9,774	9,735	10,000
SA International Small Company Fund Pre-June 2024 Benchmark [Member]
Account Value [Line Items]
Account Value	14,152	14,346	13,950	14,172	13,780	13,615	13,920	13,124	11,958	12,618	13,108	13,564	12,902	12,443	12,896	12,668	12,610	12,968	12,053	12,009	10,896	10,592	11,909	12,260	11,716	12,957	12,978	13,851	13,809	13,931	14,770	14,232	14,951	14,794	15,280	14,929	14,983	15,119	14,750	14,193	13,931	13,547	13,565	12,781	11,213	11,469	11,676	11,013	10,528	10,203	9,721	8,746	10,765	11,839	12,272	11,741	11,588	11,120	10,862	11,202	11,317	10,788	11,395	11,159	11,177	10,962	10,160	10,688	10,620	11,695	11,768	11,928	11,817	12,148	12,281	12,123	12,281	12,808	12,198	11,832	11,675	11,480	11,285	11,195	10,837	10,803	10,495	10,209	10,027	9,795	9,435	9,280	9,526	9,758	9,561	9,564	9,047	9,267	9,401	9,130	8,375	8,348	8,999	9,060	9,164	8,596	8,884	9,447		9,639	9,901	9,943	9,380	9,522	9,026	9,036	9,208	9,165	9,287	9,879	9,803	10,000
SA Emerging Markets Value Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	14,238	13,721	13,628	13,543	13,274	12,730	13,244	12,720	11,759	12,280	12,555	13,261	12,488	12,034	12,194	12,284	11,962	12,691	11,863	12,005	10,583	10,851	12,214	12,088	12,056	12,997	12,987	13,665	13,882	14,207	14,519	14,198	14,764	14,650	15,172	14,824	15,814	15,755	15,391	14,939	15,113	14,915	14,550	13,536	12,303	12,050	12,286	11,990	11,058	10,293	10,140	9,249	11,076	11,726	12,296	11,475	11,487	11,013	10,796	11,314	11,474	10,851	11,606	11,394	11,318	11,271	10,418	10,612	10,172	11,111	11,197	11,449	11,195	11,718	12,190	12,191	12,398	12,982	12,068	11,607	11,538	11,148	11,196	10,968	10,434	10,363	10,119	9,944	9,681	9,367	8,912	8,880	9,292	9,272	9,184	8,988	8,561	8,205	8,532	8,444	7,489	7,509	8,039	8,202	8,512	7,952	8,162	8,952		9,625	9,905	10,251	9,519	9,635	9,387	9,290	9,691	9,791	9,690	10,408	10,170	10,000
SA Emerging Markets Value Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	14,463	13,975	13,827	13,746	13,448	12,914	13,475	12,915	11,921	12,419	12,562	13,411	12,678	12,255	12,383	12,368	12,008	12,713	11,773	11,941	10,482	10,645	11,913	11,905	11,957	13,037	12,936	13,658	13,775	13,906	13,984	13,363	13,783	13,838	14,152	13,701	14,330	14,506	14,057	13,712	13,575	13,134	13,137	11,971	10,447	10,394	10,543	10,528	9,905	9,456	9,467	8,691	10,557	11,307	12,104	11,213	11,313	10,885	10,557	11,191	11,485	10,850	11,435	11,289	11,377	11,431	10,460	10,659	10,371	11,104	10,994	11,203	10,782	11,454	12,044	11,943	12,117	12,655	11,588	11,140	11,217	10,888	11,007	10,759	10,247	10,209	10,017	9,902	9,711	9,393	8,891	8,837	9,044	8,902	8,818	8,564	8,081	7,634	8,089	7,940	6,950	6,885	7,414	7,610	8,026	7,419	7,655	8,431		9,213	9,515	10,061	9,109	9,248	8,962	9,024	9,436	9,635	9,602	10,529	10,271	10,000
SA Real Estate Securities Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	31,584	30,621	29,236	30,568	29,613	28,092	27,775	26,374	24,105	24,766	26,009	26,516	25,597	23,957	23,849	23,609	22,988	23,534	22,004	23,382	22,200	20,525	22,632	23,522	21,499	23,477	23,529	25,865	25,046	25,689	27,326	26,304	26,695	25,017	26,206	25,474	25,041	24,429	24,328	23,128	22,346	21,670	21,752	20,818	18,558	18,959	19,682	18,363	17,372	16,979	16,111	14,227	16,498	17,971	17,987	17,488	16,848	16,496	16,213	16,545	16,302	15,231	16,276	15,653	15,426	14,900	13,718	15,125	14,822	16,002	15,975	15,437	14,935	14,836	14,430	14,381	14,676	15,237	14,466	14,322	13,899	13,600	13,280	13,254	13,007	12,892	12,755	12,620	12,609	12,158	11,927	11,701	11,206	11,454	11,436	11,409	10,973	10,949	10,754	10,690	9,987	9,990	10,585	10,803	10,745	9,958	10,254	10,909		10,730	10,917	10,768	10,717	10,829	10,237	10,529	10,531	10,279	10,002	10,215	9,804	10,000
SA Real Estate Securities Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	17,693	17,298	16,382	17,857	17,577	17,210	18,080	16,653	14,868	15,318	16,466	17,040	16,750	15,911	16,632	16,557	16,811	17,863	16,240	17,082	16,091	15,605	17,874	18,984	17,505	18,821	19,767	20,507	19,141	19,943	21,713	19,802	19,990	18,636	19,853	19,422	18,586	18,072	17,930	16,570	15,680	15,368	15,393	15,026	13,847	14,323	14,705	14,697	14,101	13,805	13,552	12,455	15,236	16,380	16,150	16,042	16,307	16,145	15,877	15,226	14,996	14,796	14,684	14,729	14,086	14,008	12,565	13,614	12,980	13,310	13,644	13,279	13,193	12,668	12,236	12,180	11,748	12,662	13,035	13,065	12,753	12,751	12,859	12,791	12,633	12,388	12,418	12,379	12,587	12,088	12,063	11,561	11,861	12,501	12,688	13,160	12,674	11,857	11,594	11,812	10,700	10,748	11,139	11,001	11,013	10,396	10,207	10,829		$ 10,333	$ 10,801	$ 10,825	$ 11,383	$ 11,266	$ 11,579	$ 10,949	$ 10,842	$ 10,587	$ 9,735	$ 10,320	$ 9,982	$ 10,000
S A Worldwide Moderate Growth Fund Primary Benchmark [Member]
Account Value [Line Items]
Account Value	21,657	21,255	20,441	21,143	20,499	19,680	19,610	18,657	17,083	17,659	18,416	18,949	18,261	17,263	17,475	17,240	16,814	17,295	16,137	16,758	15,556	14,673	16,237	16,830	15,724	17,210	17,204	18,677	18,306	18,725	19,753	18,991	19,517	18,623	19,390	18,917	18,824	18,617	18,346	17,585	17,149	16,717	16,769	15,991	14,201	14,519	14,984	14,128	13,442	13,041	12,458	11,237	13,097	14,265	14,447	13,963	13,627	13,255	12,982	13,306	13,273	12,478	13,255	12,832	12,699	12,363	11,444	12,321	12,138	13,155	13,122	13,002	12,645	12,725	12,693	12,577	12,818	13,372	12,691	12,483	12,239	11,993	11,750	11,709	11,403	11,344	11,110	10,937	10,810	10,520	10,245	10,025	9,927	10,115	10,051	10,022	9,596	9,663	9,648	9,498	8,834	8,883	9,467	9,641	9,710	9,024	9,361	10,028	10,000
S A Worldwide Moderate Growth Fund Secondary Benchmark [Member]
Account Value [Line Items]
Account Value	$ 19,150	$ 18,818	$ 18,238	$ 18,802	$ 18,387	$ 17,943	$ 17,847	$ 17,104	$ 15,970	$ 16,326	$ 16,899	$ 17,153	$ 16,783	$ 16,184	$ 16,276	$ 16,114	$ 15,717	$ 16,083	$ 15,287	$ 15,764	$ 14,984	$ 14,416	$ 15,522	$ 16,041	$ 15,156	$ 16,057	$ 16,044	$ 17,120	$ 16,995	$ 17,321	$ 18,053	$ 17,646	$ 17,840	$ 17,236	$ 17,747	$ 17,473	$ 17,268	$ 17,037	$ 16,928	$ 16,412	$ 16,151	$ 15,975	$ 16,065	$ 15,632	$ 14,514	$ 14,734	$ 15,037	$ 14,489	$ 13,972	$ 13,732	$ 13,302	$ 12,342	$ 13,487	$ 14,108	$ 14,060	$ 13,811	$ 13,552	$ 13,348	$ 13,218	$ 13,271	$ 13,177	$ 12,612	$ 13,013	$ 12,727	$ 12,546	$ 12,308	$ 11,684	$ 12,218	$ 12,066	$ 12,658	$ 12,660	$ 12,463	$ 12,229	$ 12,216	$ 12,063	$ 12,042	$ 12,159	$ 12,477	$ 12,128	$ 12,021	$ 11,835	$ 11,677	$ 11,539	$ 11,486	$ 11,319	$ 11,278	$ 11,144	$ 11,032	$ 10,997	$ 10,757	$ 10,613	$ 10,475	$ 10,364	$ 10,521	$ 10,501	$ 10,490	$ 10,216	$ 10,169	$ 10,094	$ 10,022	$ 9,579	$ 9,567	$ 9,863	$ 9,986	$ 9,992	$ 9,540	$ 9,703	$ 10,087	$ 10,000